Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share
Schedule of basic earnings per share

	Three months ended June 30,		Six months ended June 30,
	2022	2021 (i)	2022	2021 (i)
	$'m	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	100	26	157	(48)
Weighted average number of common shares for EPS (millions) (ii)	603.3	493.8	603.3	493.8
Earnings/(loss) per share	$0.17	$0.05	$0.26	$(0.10)